Note 6 - Patents	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Intangible Assets Disclosure [Text Block]
Note
6.
Patents

The Company holds patents related to its stem cell and small molecule technologies. Patent costs are capitalized and are being amortized over the life of the patents. The weighted average remaining unamortized life of issued patents was approximately
8.6
years at
December 31, 2019.
Long-lived assets to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may
not
be recoverable. The carrying amount of a long-lived asset is not
recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset. Long-lived assets to be disposed of are reported at the lower of carrying amount or fair value less cost to sell. During the years ended
December 31, 2019
and
2018,
no
impairment losses were recognized. The Company's intangible assets and accumulated amortization consisted of the following at
December 31:

	2019	2018
Patent asset	$2,006,443	$2,006,443
Accumulated amortization	(1,337,507)	(1,242,900)
Net intangibles	$668,936	$763,543

Amortization expense for the years ended
December 31, 2019
and
2018
was approximately
$95,000
and
$102,000,
respectively. The expected average future annual amortization expense over the next five
years is approximately
$75,000
based on current balances of our intangible assets.